EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2026
Basic earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
The basic earnings or loss per share is calculated by dividing net income or loss by the weighted average ordinary shares outstanding during the reporting period. The diluted earnings per share is calculated on the basis of the weighted average number of ordinary shares, using the treasury stock method. The dilutive effect was computed assuming exercise or conversion of all potential dilutive securities including stock options and restricted stock units.
The diluted loss per share equals the basic loss per share amounts, as the impact of the outstanding share options and restricted stock units had an anti-dilutive effect on the basic loss per share amounts.
The calculations of basic and diluted earnings (loss) per share are based on:

	Three months ended June 30,		Six months ended June 30,
(Dollars in millions, except per share data)	2026	2025	2026	2025
Net income (loss)	$33.2	$(125.4)	$(21.1)	$(226.4)

Weighted average shares outstanding:
Basic	374.0	368.3	372.1	367.9
Diluted	387.6	368.3	372.1	367.9

Earnings (loss) per share:
Basic	$0.09	$(0.34)	$(0.06)	$(0.62)
Diluted	$0.09	$(0.34)	$(0.06)	$(0.62)